Operating expenses - Research and Development, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (100)	€ 1,300
Increase (decrease) in employee benefit expense, percentage	(1.40%)	13.00%
End of period headcount) (employee) | employee	102	102	100
Increase (decrease) in number of employees | employee	2
Share-based payments	€ 3,222	€ 3,174	€ 3,201
R&D
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses	€ 6,000
Increase in purchases, sub-contracting and other expenses, percentage	29.20%
Research And Development Expense
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses		€ 900
Increase in purchases, sub-contracting and other expenses, percentage		4.40%
End of period headcount) (employee) | employee	76	74	73
Increase (decrease) in number of employees | employee	2	1	7
Share-based payments	€ 400	€ 300	€ 700